Overview and Basis of Presentation	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Accounting Policies [Abstract]
Overview and Basis of Presentation
1.	OVERVIEW AND BASIS OF PRESENTATION

US Foods Holding Corp., a Delaware corporation, and its consolidated subsidiaries are referred to here as “we,” “our,” “us,” “the Company,” or “US Foods.” US Foods conducts all of its operations through its wholly owned subsidiary US Foods, Inc. (“USF”). All of the indebtedness, as further described in Note 10, Debt, is an obligation of USF, and its subsidiaries. US Foods is controlled by investment funds associated with or designated by Clayton, Dubilier & Rice, LLC (“CD&R”) and Kohlberg Kravis Roberts & Co., L.P. (“KKR”). KKR and CD&R are collectively referred to herein as the “Sponsors”.

Terminated Acquisition by Sysco—On December 8, 2013, US Foods entered into an agreement and plan of merger (the “Acquisition Agreement”) with Sysco Corporation (“Sysco”); Scorpion Corporation I, Inc., a wholly owned subsidiary of Sysco (“Merger Sub One”); and Scorpion Company II, LLC, a wholly owned subsidiary of Sysco (“Merger Sub Two”), through which Sysco would have acquired US Foods (the “Acquisition”) on the terms and subject to the conditions set forth in the Acquisition Agreement. The closing of the Acquisition was subject to customary conditions, including the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

On February 2, 2015, US Foods, USF and certain of its subsidiaries, and Sysco entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Performance Food Group, Inc. (“PFG”), through which PFG agreed to purchase, subject to the terms and conditions of the Asset Purchase Agreement, eleven USF distribution centers and related assets and liabilities, in connection with (and subject to) the closing of the Acquisition.

On February 19, 2015, the U.S. Federal Trade Commission (the “FTC”) voted by a margin of 3-2 to seek to block the proposed Acquisition by filing a federal district court action in the District of Columbia for a preliminary injunction. The preliminary injunctive hearing in federal district court commenced on May 5, 2015 and, on June 23, 2015, the federal district court granted the FTC’s request for a preliminary injunction to block the proposed Acquisition.

On June 26, 2015, US Foods, Sysco, Merger Sub One and Merger Sub Two entered into an agreement to terminate the Acquisition Agreement and Sysco paid a termination fee of $300 million to US Foods. Upon the termination of the Acquisition Agreement, the Asset Purchase Agreement automatically terminated and USF paid a termination fee of $12.5 million to PFG pursuant to the terms of the Asset Purchase Agreement.

Reverse Stock Split—In connection with its initial public offering (“IPO”), the Company’s Board of Directors approved a 2.7-for one reverse stock split of the Company’s common stock. The par value per share of common stock and authorized shares of common stock remain unchanged at $0.01 per share and 600 million shares, respectively. The reverse stock split became effective on May 17, 2016. All common share and per share amounts in the financial statements and notes have been retroactively adjusted to give effect to the reverse stock split. The Company also reclassified $3 million related to the reduction in aggregate par value of common stock to Additional paid-in-capital.

Initial Public Offering—On June 1, 2016 the Company closed its IPO selling 51,111,111 shares of common stock for a cash offering price of $23.00 per share ($21.9075 per share net of underwriter discounts and commissions and before offering expenses), including the exercise in full by underwriters of their option to purchase 6,666,667 additional shares. The IPO was registered under the Securities Act of 1933, as amended (the “Securities Act”), on a registration statement on Form S-1 (Registration No. 333-209442), as amended (the “Registration Statement”). The Company’s common stock is listed on the New York Stock Exchange under the ticker symbol “USFD.”

The Company used the net proceeds from the IPO of approximately $1,114 million (after the payment of underwriter discounts and commissions and offering expenses) to redeem $1,090 million principal amount, and pay the related $23 million early redemption premium, for USF’s 8.5% unsecured Senior Notes due June 30, 2019, (the “Old Senior Notes”).

USF Public Filer Status—During the fiscal second quarter 2013, USF completed the registration of $1,350 million aggregate principal amount of its Old Senior Notes and became subject to rules and regulations of the Securities and Exchange Commission (the “SEC”), including periodic and current reporting requirements under the Securities Exchange Act of 1934, as amended. USF did not receive any proceeds from the registration of the Old Senior Notes. USF had filed periodic reports as a voluntary filer pursuant to contractual obligations in the indenture governing the Old Senior Notes. On June 30, 2016, all of the Old Senior Notes were redeemed, as noted above, and USF ceased to be a voluntary filer. See Note 10, Debt.

Business Description—USF markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States. These customers include independently owned single and multi-location restaurants, regional concepts, national restaurant chains, hospitals, nursing homes, hotels and motels, country clubs, government and military organizations, colleges and universities, and retail locations.

Basis of Presentation—The Company operates on a 52-53 week fiscal year with all periods ending on a Saturday. When a 53-week fiscal year occurs, the Company reports the additional week in the fourth quarter. The Company’s fiscal year 2016 is a 52-week year and fiscal year 2015 was a 53-week year. The accompanying consolidated financial statements include the accounts of US Foods and its wholly owned subsidiary, USF and its wholly owned subsidiaries. All intercompany transactions have been eliminated.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the applicable rules and regulations of the SEC. Accordingly, they do not include all the information and disclosures required by GAAP for annual financial statements. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Registration Statement. Certain footnote disclosures included in the annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to applicable rules and regulations for interim financial statements.

The consolidated financial statements have been prepared by the Company, without audit, with the exception of the January 2, 2016 Consolidated Balance Sheet which was included in the Registration Statement. The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The consolidated financial statements reflect all adjustments which are of a normal and recurring nature that are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods presented. The results of operations for interim periods are not necessarily indicative of the results that might be achieved for the full year.

1.	OVERVIEW AND BASIS OF PRESENTATION

US Foods Holding Corp., a Delaware corporation, and its consolidated subsidiaries are referred to herein as “we,” “our,” “us,” “the Company,” or “US Foods.” US Foods conducts all of its operations through its wholly owned subsidiary US Foods, Inc. (“USF”). All of the Company’s indebtedness, as further described in Note 11, Debt, is an obligation of USF, and its subsidiaries. USF’s 8.50% unsecured Senior Notes due June 30, 2019 (the “Senior Notes”), as described below in “— Public Filer Status”, are traded over the counter and are not listed on any exchange. US Foods is controlled by investment funds associated with Clayton, Dubilier & Rice, LLC (“CD&R”) and Kohlberg Kravis Roberts & Co. L.P. (“KKR”) (collectively, the “Sponsors”).

Terminated Acquisition by Sysco—On December 8, 2013, US Foods entered into an agreement and plan of merger (the “Acquisition Agreement”) with Sysco Corporation (“Sysco”); Scorpion Corporation I, Inc., a wholly owned subsidiary of Sysco (“Merger Sub One”); and Scorpion Company II, LLC, a wholly owned subsidiary of Sysco (“Merger Sub Two”), through which Sysco would have acquired US Foods (the “Acquisition”) on the terms and subject to the conditions set forth in the Acquisition Agreement. The closing of the Acquisition was subject to customary conditions, including the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

On February 2, 2015, US Foods, USF and certain of its subsidiaries, and Sysco entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Performance Food Group, Inc. (“PFG”), through which PFG agreed to purchase, subject to the terms and conditions of the Asset Purchase Agreement, eleven USF distribution centers and related assets and liabilities, in connection with (and subject to) the closing of the Acquisition.

On February 19, 2015, the U.S. Federal Trade Commission (the “FTC”) voted by a margin of 3-2 to seek to block the proposed Acquisition by filing a federal district court action in the District of Columbia for a preliminary injunction. The preliminary injunctive hearing in federal district court commenced on May 5, 2015 and, on June 23, 2015, the federal district court granted the FTC’s request for a preliminary injunction to block the proposed Acquisition.

On June 26, 2015, US Foods, Sysco, Merger Sub One and Merger Sub Two entered into an agreement to terminate the Acquisition Agreement. Upon the termination of the Acquisition Agreement, the Asset Purchase Agreement automatically terminated, and the indenture with respect to the Senior Notes reverted to its prior form as if the amendments that modified certain definitions in such indenture had never become operative. Sysco paid a termination fee of $300 million to US Foods in connection with the termination of the Acquisition Agreement. USF paid a termination fee of $12.5 million to PFG pursuant to the terms of the Asset Purchase Agreement.

Business Description—The Company, through USF, markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States. These customers include independently owned single and multi-unit restaurants, regional concepts, national restaurant chains, hospitals, nursing homes, hotels and motels, country clubs, government and military organizations, colleges and universities, and retail locations.

Basis of Presentation—The Company operates on a 52-53 week fiscal year, with all periods ending on a Saturday. When a 53-week fiscal year occurs, the Company reports the additional week in the fiscal fourth quarter. The fiscal years ended January 2, 2016, December 27, 2014 and December 28, 2013 are also referred to herein as fiscal years 2015, 2014 and 2013, respectively. The Company’s fiscal year 2015 is a 53-week fiscal year.

Public Filer Status—During the fiscal second quarter of 2013, USF completed the registration of $1,350 million aggregate principal amount of outstanding Senior Notes and became subject to rules and regulations of the Securities and Exchange Commission (“SEC”), including periodic and current reporting requirements under the Securities Exchange Act of 1934, as amended. The Company did not receive any proceeds from the registration of the Senior Notes. As of January 2, 2016, US Foods was not a public filer and its common stock was not publicly traded. On February 9, 2016, US Foods filed a registration statement on Form S-1 (the “Registration Statement”) with the SEC relating to a proposed initial public offering of its common stock.